Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Gross Goodwill	$ 3,864	$ 3,864	$ 3,869
Accumulated Impairment Losses	(1,970)	(1,970)	(1,528)
Net Goodwill	1,894	1,891	2,341
Additions		9
Discontinued Operations		(13)
Pre-tax Impairment Charge		(442)
Other	3	(4)
Net Goodwill	1,894	1,891	2,341
Cabinets and Related Products [Member]
Goodwill [Line Items]
Gross Goodwill	240	240	240
Accumulated Impairment Losses	(59)	(59)	(59)
Net Goodwill	181	181	181
Additions
Discontinued Operations
Pre-tax Impairment Charge
Other
Net Goodwill	181	181	181
Plumbing Products [Member]
Goodwill [Line Items]
Gross Goodwill	544	541	536
Accumulated Impairment Losses	(340)	(340)	(340)
Net Goodwill	204	201	196
Additions		9
Discontinued Operations
Pre-tax Impairment Charge
Other	3	(4)
Net Goodwill	204	201	196
Installation and Other Services [Member]
Goodwill [Line Items]
Gross Goodwill	1,806	1,806	1,819
Accumulated Impairment Losses	(762)	(762)	(762)
Net Goodwill	1,044	1,044	1,057
Additions
Discontinued Operations		(13)
Pre-tax Impairment Charge
Other
Net Goodwill	1,044	1,044	1,057
Decorative Architectural Products [Member]
Goodwill [Line Items]
Gross Goodwill	294	294	294
Accumulated Impairment Losses	(75)	(75)
Net Goodwill	219	219	294
Additions
Discontinued Operations
Pre-tax Impairment Charge		(75)
Other
Net Goodwill	219	219	294
Other Specialty Products [Member]
Goodwill [Line Items]
Gross Goodwill	980	980	980
Accumulated Impairment Losses	(734)	(734)	(367)
Net Goodwill	246	246	613
Additions
Discontinued Operations
Pre-tax Impairment Charge		(367)
Other
Net Goodwill	$ 246	$ 246	$ 613